INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
Amortization expenses	$ (178)	$ (199)	$ (213)
Continuing operations | Cost of revenues
Intangible assets
Amortization expenses	(168)	(45)	(45)
Continuing operations | General and administrative expenses
Intangible assets
Amortization expenses	(10)	(120)	(116)
Intangible assets, excluding land use rights
Intangible assets
Gross Carrying Value	4,758	4,668
Accumulated Amortization	(897)	(719)
Foreign Currency Translation Adjustment	853	711
Total	4,714	4,660
Intangible assets, excluding land use rights | Continuing operations
Intangible assets
Amortization expenses	(178)	(165)	(161)
Software
Intangible assets
Estimated useful life	5 years
Gross Carrying Value	90
Accumulated Amortization	(11)
Foreign Currency Translation Adjustment	1
Total	80
Binglangjiang | Development right
Intangible assets
Estimated useful life	30 years
Gross Carrying Value	2,909	2,909
Accumulated Amortization	(749)	(629)
Foreign Currency Translation Adjustment	706	619
Total	2,866	2,899
Dongguan hydropower project of Jinling | Dam use right
Intangible assets
Estimated useful life	40 years
Gross Carrying Value	1,759	1,759
Accumulated Amortization	(137)	(90)
Foreign Currency Translation Adjustment	146	92
Total	$ 1,768	$ 1,761